SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - R$ / shares	Dec. 31, 2025	Dec. 31, 2024	May 23, 2023
Currency Of U S D [Member]
IfrsStatementLineItems [Line Items]
Exchange rates	R$ 1
Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Exchange rates	5.5024	R$ 6.1923
Currency Of B R L [Member] | Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Exchange rates	6.4692	R$ 6.4363
Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Exchange rates	R$ 1
Revenue from minimum limit			750,000